Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment - Equity and Cost-Method Investments (Details) - USD ($)
$ in Millions
		1 Months Ended	3 Months Ended		12 Months Ended
		Apr. 30, 2015	Sep. 27, 2015	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 01, 2014	Oct. 01, 2013	Sep. 30, 2013	Oct. 31, 2012	Oct. 30, 2012	Sep. 06, 2012
Schedule of Equity Method Investments [Line Items]
Gain associated with the transfer of certain product rights to an equity-method investment	[1],[2]				$ 0.0	$ 0.0	$ 459.0
Finite-lived intangible asset, useful life					11 years
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, registered capital													$ 250.0
Equity method investments					$ 775.0	1,400.0							$ 122.5
Equity method investment, ownership percentage					49.00%								49.00%
Gain associated with the transfer of certain product rights to an equity-method investment				$ 459.0
Gain (loss) associated with indirect retained interest				$ 225.0
Equity method investment, underlying equity in net assets					$ 668.0	780.0
Finite-lived intangible asset, useful life					25 years
Hisun Pfizer Pharmaceuticals Co. Ltd [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, recognized gain (loss)			$ (463.0)
ViiV Healthcare Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage								11.70%	12.60%	13.50%	13.50%	15.00%
ViiV Healthcare Limited [Member] | Shionogi & Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage											10.00%
ViiV Healthcare Limited [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) in increase (reduction) of interest in subsidiary or equity method investment						(30.0)	(32.0)
Gain (loss) in increase (reduction) of interest in subsidiary or equity method investment							(32.0)
Shionogi-Viiv Healthcare LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired											50.00%
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					40.00%
Equity method investment, recognized gain (loss)							(223.0)
Equity method investment, other than temporary impairment						56.0	32.0
Laboratorio Teuto Brasilero [Member] | Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent					60.00%
Laboratorio Teuto Brasilero [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, recognized gain (loss)						55.0	(223.0)
Equity method investment, other than temporary impairment						$ 56.0	$ 32.0
AM Pharma BV [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investment, contingent payments, maximum exposure		$ 512.5
Discounted Cash Flows Technique [Member] | Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Fair value inputs, discount rate					12.00%		11.50%
Long-term Investments [Member] | AM Pharma BV [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investment, upfront and milestone payments		$ 87.5

[1]	Amounts may not add due to rounding.
[2]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer. For additional information, see Note 2E.